Schedule of Investments (unaudited) July 31, 2022	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.6%
Ambev SA	13,718,270	$39,584,424
B3 SA - Brasil Bolsa Balcao	28,332,106	60,726,127
Hapvida Participacoes e Investimentos S/A(a)	40,295,889	47,974,078
Multiplan Empreendimentos Imobiliarios SA	4,591,950	21,122,207
Petro Rio SA(b)	3,262,808	15,273,228
Petroleo Brasileiro SA, ADR	3,008,631	42,963,251
Sendas Distribuidora SA	21,676,416	66,402,117

		294,045,432

China — 31.0%
Alibaba Group Holding Ltd.(b)	3,239,100	36,418,719
Alibaba Group Holding Ltd., ADR(b)	433,719	38,761,467
Anhui Conch Cement Co. Ltd., Class H	5,151,500	20,382,830
Anhui Honglu Steel Construction Group Co. Ltd., Class A	4,037,304	17,931,447
Baidu, Inc., ADR(b)(c)	430,422	58,782,732
Baidu, Inc., Class A(b)	1,681,900	29,070,629
Bank of China Ltd., Class H	92,889,000	33,029,951
BOC Hong Kong Holdings Ltd.	10,430,000	37,728,591
China Mengniu Dairy Co. Ltd.	14,450,000	67,134,596
China Oilfield Services Ltd., Class A	4,071,607	7,994,565
China Oilfield Services Ltd., Class H	19,928,000	18,357,197
China Yangtze Power Co. Ltd., Class A	7,752,378	27,449,734
ENN Energy Holdings Ltd.	2,565,700	41,853,212
Haier Smart Home Co. Ltd., Class H	7,331,600	23,464,846
Han’s Laser Technology Industry Group Co. Ltd., Class A	5,630,254	26,536,549
I-Mab, ADR(b)(c)	482,647	5,058,141
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,402,700	12,755,616
KE Holdings, Inc., ADR(b)(c)	2,441,637	34,451,498
Kweichow Moutai Co. Ltd., Class A	294,000	82,660,625
Linklogis, Inc., Class B(a)(b)	1,935,500	1,435,468
Longfor Group Holdings Ltd.(a)	13,524,500	45,190,317
LONGi Green Energy Technology Co. Ltd., Class A	2,553,418	23,345,967
Meituan, Class B(a)(b)	3,904,500	87,591,011
NARI Technology Co. Ltd., Class A	5,205,372	22,539,473
NetEase, Inc.	2,530,600	47,339,325
NetEase, Inc., ADR(c)	350,721	32,610,039
Shanghai International Airport Co. Ltd., Class A(b)	5,087,486	38,908,097
Shenzhen Dynanonic Co. Ltd., Class A	328,372	17,466,133
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	907,288	38,972,004
Tencent Holdings Ltd.	1,246,600	48,179,608
Tencent Holdings Ltd., ADR(c)	227,685	8,802,302
WuXi AppTec Co. Ltd., Class A	1,945,138	26,910,226
Wuxi Biologics Cayman, Inc.(a)(b)	4,173,000	39,944,431
Yum China Holdings, Inc.(c)	1,551,401	75,568,743
Zijin Mining Group Co. Ltd., Class A	10,402,033	13,779,301
Zijin Mining Group Co. Ltd., Class H	9,074,000	10,633,015

		1,199,038,405

Egypt — 0.2%
Commercial International Bank Egypt SAE	3,678,684	7,378,208

Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	3,978,500	26,390,492

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	2,732,596	20,118,534

Security	Shares	Value

India — 9.3%
Axis Bank Ltd.	3,186,549	$29,277,356
Bandhan Bank Ltd.(a)	7,425,935	26,014,224
Godrej Consumer Products Ltd.	1,421,161	15,347,335
Godrej Properties Ltd.(b)	1,337,226	25,546,228
HDFC Bank Ltd.	3,140,184	57,343,096
ICICI Bank Ltd.	2,233,926	23,234,518
ICICI Prudential Life Insurance Co. Ltd.(a)	7,262,540	50,922,006
InterGlobe Aviation Ltd.(a)(b)	874,790	20,743,255
ITC Ltd.	6,046,488	23,187,737
PVR Ltd.	798,577	21,694,853
Tata Consultancy Services Ltd.	1,137,228	47,568,861
UltraTech Cement Ltd.	247,356	20,502,889

		361,382,358

Indonesia — 1.7%
Astra International Tbk PT	44,144,600	18,854,068
Bank Central Asia Tbk PT	42,081,400	20,925,393
Bank Rakyat Indonesia Persero Tbk PT	27,811,600	8,209,784
Telkom Indonesia Persero Tbk PT	56,889,200	16,248,695

		64,237,940

Italy — 0.5%
PRADA SpA	3,484,600	20,111,916

Kazakhstan — 0.9%
Kaspi.KZ JSC, GDR, Registered Shares	643,493	33,783,382

Macau — 0.6%
Sands China Ltd.(b)	9,365,200	21,966,451

Malaysia — 1.9%
Malayan Banking Bhd	13,397,200	26,683,405
Public Bank Bhd	33,996,100	35,468,302
RHB Bank Bhd	7,415,900	9,807,781

		71,959,488

Mexico — 4.7%
Cemex SAB de CV(b)	14,474,161	5,843,484
Cemex SAB de CV, ADR(b)(c)	4,000,677	16,042,715
Fomento Economico Mexicano SAB de CV	6,345,550	39,541,596
Fomento Economico Mexicano SAB de CV, ADR	175,263	10,862,801
Grupo Aeroportuario del Pacifico SAB de CV, ADR	139,543	18,843,886
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,341,510	18,189,074
Grupo Financiero Banorte SAB de CV, Class O	7,441,611	42,341,491
Wal-Mart de Mexico SAB de CV	8,925,917	32,331,300

		183,996,347

Panama — 0.7%
Copa Holdings SA, Class A(b)	383,220	25,760,048

Peru — 1.1%
Credicorp Ltd.	319,583	41,354,040

Poland — 1.0%
Bank Polska Kasa Opieki SA	1,198,800	18,986,717
Dino Polska SA(a)(b)	94,118	7,359,061
Powszechna Kasa Oszczednosci Bank Polski SA(b)	2,517,951	14,250,322

		40,596,100

Russia(d) — 0.0%
Fix Price Group Ltd., GDR, Registered Shares	3,992,341	39,923
Gazprom PJSC(b)	8,520,027	1,366
LUKOIL PJSC	198,150	32
LUKOIL PJSC, ADR	1,171,876	187
Magnit PJSC	686,994	110
Novatek PJSC	72,342	12

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Novatek PJSC, GDR, Registered Shares	22,358	$224
Sberbank of Russia PJSC(b)	6,788,060	1,088
TCS Group Holding PLC, GDR, Registered Shares(b)	426,925	4,023

		46,965

Saudi Arabia — 2.2%
Saudi National Bank	2,202,341	41,341,770
Saudi Telecom Co.	1,266,524	34,055,051
Yanbu National Petrochemical Co.	752,487	10,005,232

		85,402,053

Singapore — 1.1%
Singapore Telecommunications Ltd.	23,562,000	44,557,458

South Africa — 1.7%
AngloGold Ashanti Ltd.	1,338,412	19,727,036
AngloGold Ashanti Ltd., ADR(c)	686,191	10,093,869
Sanlam Ltd.	10,919,596	35,861,721

		65,682,626

South Korea — 7.7%
Hana Financial Group, Inc.	551,123	15,793,248
Hansol Chemical Co. Ltd.	32,991	5,586,152
Kangwon Land, Inc.(b)	1,344,754	26,879,958
KB Financial Group, Inc.	1,051,416	39,104,190
Korea Zinc Co. Ltd.	55,312	20,334,603
KT Corp.	1,106,262	32,154,117
NAVER Corp.	132,745	26,554,478
Samsung Electronics Co. Ltd.	2,216,325	104,910,058
SK Innovation Co. Ltd.(b)	119,813	17,357,696
WONIK IPS Co. Ltd.	399,989	9,750,295

		298,424,795

Taiwan — 11.9%
Accton Technology Corp.	5,222,000	43,582,153
Alchip Technologies Ltd.	812,000	19,297,100
Chunghwa Telecom Co. Ltd.	10,130,000	41,103,686
momo.com, Inc.	468,200	12,833,890
Taiwan Semiconductor Manufacturing Co. Ltd.	17,550,000	300,974,867
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,719	3,514,337
Unimicron Technology Corp.	7,482,000	39,914,201

		461,220,234

Thailand — 2.3%
Advanced Info Service PCL, NVDR	3,637,100	19,991,780
PTT PCL, NVDR	41,569,800	39,613,885
Thai Beverage PCL	63,084,500	29,503,718

		89,109,383

United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	7,806,172	19,402,712

Security	Shares	Value

United Arab Emirates (continued)
Emaar Properties PJSC	23,439,159	$35,174,966
Emirates NBD Bank PJSC	5,561,236	20,930,271

		75,507,949

United Kingdom — 0.6%
Prudential PLC	1,853,865	22,866,286

Total Common Stocks — 91.8% (Cost: $4,091,539,847)		3,554,936,890

Preferred Securities

Preferred Stocks — 0.2%

Brazil — 0.2%
BCO Nacional SA, Preference Shares(d)	42,567,626	83
Petroleo Brasileiro SA, Preference Shares	1,211,262	7,994,549

		7,994,632

Total Preferred Securities — 0.2% (Cost: $7,525,357)		7,994,632

Total Long-Term Investments — 92.0% (Cost: $4,099,065,204)		3,562,931,522

Short-Term Securities

Money Market Funds — 9.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(e)(f)	317,668,185	317,668,185
SL Liquidity Series, LLC, Money Market Series, 2.03%(e)(f)(g)	38,382,208	38,374,531

Total Short-Term Securities — 9.2% (Cost: $356,038,764)		356,042,716

Total Investments — 101.2% (Cost: $4,455,103,968)		3,918,974,238

Liabilities in Excess of Other Assets — (1.2)%		(46,314,255)

Net Assets — 100.0%		$3,872,659,983

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Emerging Markets Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$288,654,519	$29,013,666	(a)	$—	$—	$—	$317,668,185	317,668,185	$766,977		$—
SL Liquidity Series, LLC, Money Market Series	22,842,998	15,535,627	(a)	—	(2,114)	(1,980)	38,374,531	38,382,208	31,227	(b)	—

					$(2,114)	$(1,980)	$356,042,716		$798,204		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	513	09/16/22	$25,612	$539,925

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	42,306,079	THB 1,454,059,943	Goldman Sachs International	08/05/22	$2,795,115

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23 – 02/13/23	$91,920,806	$307,482	(c)	$92,346,715	2.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	38,009,177	(1,568,778	)(e)	36,486,502	1.0

					$(1,261,296)		$128,833,217

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(118,427) of net dividends and financing fees.
(e)	Amount includes $(46,103) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	60-80 basis points	28-95 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Emerging Markets Fund, Inc.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 10, 2023 and February 13, 2023:

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Saudi Arabia
Nahdi Medical Co	535,902	$24,922,131	27.0%

Total Saudi Arabia		24,922,131

United Arab Emirates
Borouge PLC	35,464,906	28,386,601	30.7

Total United Arab Emirates		28,386,601

United Kingdom
Standard Chartered PLC	5,663,680	39,037,983	42.3

Total United Kingdom		39,037,983

Net Value of Reference Entity — HSBC Bank PLC		$92,346,715

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Egypt
Commercial International Bank Egypt SAE	2,010,548	$4,032,486	11.1%

Netherlands
Prosus NV	497,494	32,454,016	88.9

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$36,486,502

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$294,045,432	$—	$—	$294,045,432
China	254,034,922	945,003,483	—	1,199,038,405
Egypt	—	7,378,208	—	7,378,208
Hong Kong	—	26,390,492	—	26,390,492
Hungary	—	20,118,534	—	20,118,534

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
India	$—	$361,382,358	$—	$361,382,358
Indonesia	—	64,237,940	—	64,237,940
Italy	—	20,111,916	—	20,111,916
Kazakhstan	33,783,382	—	—	33,783,382
Macau	—	21,966,451	—	21,966,451
Malaysia	—	71,959,488	—	71,959,488
Mexico	183,996,347	—	—	183,996,347
Panama	25,760,048	—	—	25,760,048
Peru	41,354,040	—	—	41,354,040
Poland	—	40,596,100	—	40,596,100
Russia	—	—	46,965	46,965
Saudi Arabia	—	85,402,053	—	85,402,053
Singapore	—	44,557,458	—	44,557,458
South Africa	10,093,869	55,588,757	—	65,682,626
South Korea	—	298,424,795	—	298,424,795
Taiwan	3,514,337	457,705,897	—	461,220,234
Thailand	—	89,109,383	—	89,109,383
United Arab Emirates	—	75,507,949	—	75,507,949
United Kingdom	—	22,866,286	—	22,866,286
Preferred Securities
Preferred Stocks	7,994,549	—	83	7,994,632

Short-Term Securities
Money Market Funds	317,668,185	—	—	317,668,185

	$1,172,245,111	$2,708,307,548	$47,048	3,880,599,707

Investments Valued at NAV(a)				38,374,531

				$3,918,974,238

Derivative Financial Instruments(b)
Assets
Equity Contracts	$539,925	$307,482	$—	$847,407
Foreign Currency Exchange Contracts	—	2,795,115	—	2,795,115
Liabilities
Equity Contracts	—	(1,568,778)	—	(1,568,778)

	$539,925	$1,533,819	$—	$2,073,744

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

THB	Thai Baht

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

5